Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 14 – Related Party Balances and Transactions

The balances due to related parties were as follows:

	December 31,	December 31,
	2019	2018

Dr. Henglong Chen and its affiliates *	$932,616	$1,227,773
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	693,504	874,402
Total	$1,626,120	$2,102,175

*Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of December 31, 2019 and 2018, Dr. Henglong Chen and its affiliates advanced $932,616 and $1,227,773 to the Company for its working capital purpose, respectively.

As of December 31, 2019 and 2018, the Company also borrowed $693,504 and $874,402 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose. For the year ended December 31, 2017, the Company borrowed $1,537,000 from Mr. Yulong Chen, a shareholder of the Company for working capital purpose. The balance was fully repaid during the year ended December 31, 2018.

All balances of due to the related parties were unsecured, interest-free and due upon demand.

The Company’s major shareholder Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well as related party entities controlled by Mr. Wang, provided guarantees to the Company’s bank loans (Note 12).